Company information - Tax dispute settlement (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Payroll Tax Audit, 2016 and 2017
Company Information
Accruals settlement	€ 2.8
Settlement payments	0.4
Accruals settled through offset against VAT credits	1.9
CIR 2013 - 2015
Company Information
Write-off of CIR receivables	0.3
CIR 2017
Company Information
Write-off of CIR receivables	€ 0.2